Fair Value Measurements	6 Months Ended
Jun. 30, 2019
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]
NOTE 3 – Fair Value Measurements

Fair value of financial instruments:

The estimated fair value of financial instruments has been determined by the Company using available market information and valuation methodologies. Considerable judgment is required in estimating fair values. Accordingly, the estimates may not be indicative of the amounts the Company could realize in a current market exchange.

The carrying amounts of cash, restricted cash, accounts payable and accrued expenses approximate their fair value due to the short-term maturity of such instruments.

Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. As a basis for considering such assumptions, ASC 820,
Fair Value Measurements and Disclosures
 establishes a three-tier value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1 -          quoted prices in active markets for identical assets or liabilities;

Level 2 -        inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices in active markets for similar assets or liabilities, quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities; or

Level 3 -          unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

In accordance with ASC No. 820, the Company measures its liabilities related to options on a recurring basis at fair value. The liabilities related to options are classified within Level 3 value hierarchy because the liabilities are based on present value calculations and external valuation models whose inputs include market interest rates, estimated operational capitalization rates, volatilities and illiquidity. Unobservable inputs used in these models are significant.

In June 2015, the Company raised short-term working capital in the form of loans from shareholders of approximately $3 million with the loans carrying with it, options in RPC, equivalent to 15% of the current outstanding equity issued by RPC. RPC is a private company that is a majority shareholder of the Company. The RPC options were accounted for in accordance with ASC 718,
Compensation – Stock Compensation
. The fair value of the RPC options was estimated using the fair value of Akari Ordinary Shares times RPC’s ownership in Akari Ordinary Shares times 15% and was initially valued at approximately $26 million. These options do not relate to the share capital of Akari. The exact terms of these options have not been finalized.

The fair value of the RPC options was $2,370,507 and $1,842,424 as of June 30, 2019 and December 31, 2018, respectively. The fair value of the RPC options for the three-month period ended June 30, 2019 decreased by $1,830,689 and for the three-month period ended June 30, 2018 increased by $152,557, respectively, and the fair value of the RPC options for the six-month period ended June 30, 2019 increased by $528,083 and for the six-month period ended June 30, 2018 decreased by $2,792,974, respectively, and the change which represents a gain (loss), respectively, was recognized as change in fair value of option/warrant liabilities gains (losses) in the Condensed Consolidated Statements of Comprehensive Loss. The Company accounts for the RPC options as a liability in accordance with ASC 815-40-25,
Accounting for Derivative Financial Instruments Indexed to, and Potentially Settled in, a Company’s Own Stock
and ASC 815-40-15,
Determining Whether an Instrument (or Embedded Feature) Is Indexed to an Entity’s Own Stock
.

The Company’s financial assets and liabilities measured at fair value on a recurring basis, consisted of the following instruments as of the following dates:
	June 30,	December 31,
	2019	2018
RPC options	$2,370,507	$1,842,424

Fair value measurements using significant unobservable inputs (Level 3):

Fair value of liabilities related to stock options
Balance at December 31, 2017	$5,081,335

Changes in values of liabilities related to options	(2,792,974)

Balance at June 30, 2018	$2,288,361

Fair value of liabilities related to stock options
Balance at December 31, 2018	$1,842,424

Changes in values of liabilities related to options	528,083

Balance at June 30, 2019	$2,370,507